Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of deferred income tax and social contribution
Balance at beginning of period	R$ 91,971	R$ 91,769
Deferred taxes variation	14,667	202
Balance at end of period	77,304	91,971
Provision for labor, tax and civil risk
Movement of deferred income tax and social contribution
Balance at beginning of period	13,551	12,583
Deferred taxes variation	(13,551)	968
Balance at end of period	0	13,551
Allowance for doubtful accounts
Movement of deferred income tax and social contribution
Balance at beginning of period	4,781	2,160
Deferred taxes variation	2,026	2,621
Balance at end of period	6,807	4,781
Tax losses and negative basis of social contribution tax
Movement of deferred income tax and social contribution
Balance at beginning of period	8,059	13,039
Deferred taxes variation	(8,059)	(4,980)
Balance at end of period	0	8,059
Goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	(26,785)	(26,785)
Deferred taxes variation	0	0
Balance at end of period	(26,785)	(26,785)
Deferred tax from customer portfolio and digital platform
Movement of deferred income tax and social contribution
Balance at beginning of period	16,154	901
Deferred taxes variation	15,832	15,253
Balance at end of period	31,986	16,154
Provision for compensation or renegotiation from acquisitions
Movement of deferred income tax and social contribution
Balance at beginning of period	34,908	52,837
Deferred taxes variation	3,514	(17,929)
Balance at end of period	38,422	34,908
Impairment of goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	33,059	33,059
Deferred taxes variation	0	0
Balance at end of period	33,059	33,059
Other temporary differences
Movement of deferred income tax and social contribution
Balance at beginning of period	8,244	3,975
Deferred taxes variation	(14,429)	4,269
Balance at end of period	R$ (6,365)	R$ 8,244